Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Defined benefit obligation	$ 1,204,464	$ 1,207,528
Service cost	76,323	82,190
Key Management Personnel
Related Parties
Key management compensation	527,596	692,869	$ 963,254
Defined benefit obligation	228,912	206,851	178,340
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	$ 78,808	75,479	$ 64,042
Officers | Cable
Related Parties
Defined benefit obligation		337,450
Deferred compensation plan term				5 years
Service cost		$ 129,810